Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands		Jun. 30, 2025 USD ($)		Jun. 30, 2025 JPY (¥)		Jun. 30, 2024 JPY (¥)
Current assets
Cash and cash equivalents		$ 93		¥ 13,348		¥ 94,054
Cash and cash equivalents		12		1,800
Accounts receivable-third parties, net		7,037		1,014,513		644,903
Accounts receivable-related parties		1		107
Net investment in sublease, current		1,195		172,233		117,393
Inventories, net		106		15,255		289
Other current assets, net		246		35,466		44,665
Total current assets		8,690		1,252,722		901,304
Non-current assets
Property and equipment, net		6,863		989,408		1,047,034
Investments in an associate		117		16,902		2,939
Operating lease right-of-use assets		5,889		848,971		1,135,699
Finance lease right-of-use assets		124		17,855		17,623
Deferred tax assets, net		461		66,408		25,007
Net investment in sublease, non-current		773		111,513		153,312
Deferred offering costs		1,439		207,471
Other non-current assets		1,129		162,814		123,300
Total current assets		16,795		2,421,342		2,504,914
Total assets		25,485		3,674,064		3,406,218
Current liabilities
Bank and other borrowings		806		116,150		146,080
Accounts payable		1,791		258,183		197,418
Accounts payable		89		12,900
Other payables and accruals		2,118		305,196		291,416
Income tax payable		1,167		168,295		105,674
Contract liabilities		2		348		253
Amount due to related parties		185		26,629
Operating lease liabilities, current		2,599		374,687		237,886
Finance lease liabilities, current		37		5,276		4,323
Total current liabilities		8,794		1,267,664		983,050
Non-current liabilities
Bank and other borrowings, non-current		5,318		766,691		763,901
Asset retirement obligation		3		386		16,281
Operating lease liabilities, non-current		5,118		737,903		1,159,949
Finance lease liabilities, non-current		92		13,237		13,363
Rental deposits		629		90,752		77,100
Other non-current liabilities		112		16,142	[1]	5,760	[1]
Total non-current liabilities		11,272		1,625,111		2,036,354
Total liabilities		20,066		2,892,775		3,019,404
Shareholders’ equity
Ordinary shares (par value of US$0.00002 per share; 22,500,000,000 ordinary shares authorized, 48,750,000 ordinary shares issued and outstanding as of June 30, 2024 and December 31, 2024)*	[2]	1		157		157
Series A preferred shares (par value of US$0.00002 per share; 2,500,000,000 series A preferred shares authorized, 2,000,000 series A preferred shares issued and outstanding as of June 30, 2024 and 2025)*			[3]	6	[2]	6	[2]
Share subscription receivable			[3]	(6)		(6)
Merger reserve		3,185		459,207		79,843
Retained earnings		2,233		321,925		306,814
Total shareholders equity		5,419		781,289		386,814
Total liabilities and shareholders' equity		$ 25,485		¥ 3,674,064		¥ 3,406,218

[1]	Long-term other payables consist of the payments for the lease of lighting equipment and the payment for the bank deposit. On July 31, 2024, the Company borrowed JPY162,000 thousand from Resona Bank, generating a margin payable of JPY18,945 thousand, which is scheduled to be repaid over a 15-year term.
[2]	Retrospectively restated for effect of share recapitalization (Note 1)
[3]	Less than US$1,000